Going Concern (Details) $ in Thousands	Feb. 24, 2020 USD ($) Facility Lender	Dec. 31, 2019 USD ($) Vessel Facility
Going Concern [Abstract]
Scheduled debt and other financial liabilities installments due within one year		$ 20,506
Scheduled related party debt installments due within one year		28,150
Working capital deficit		$ (215,354)
Number of vessels serving as collateral | Vessel		4
Subsequent Event [Member]
Going Concern [Abstract]
Number of lenders providing approval to extend maturities | Lender	1
Number of facilities receiving approval to extend maturities | Facility	2
Three of the Company's Debt Facilities [Member]
Going Concern [Abstract]
Final balloon installments		$ 65,523
Number of debt facilities with final balloon installments due within one year | Facility		3
Credit Facilities due December 31, 2022 [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Final balloon installments	$ 60,470
Number of debt facilities with final balloon installments due within one year | Facility	2
Maturity date	Dec. 31, 2022